Ownership, Nature of Business - Financing Receivables (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) payment	Dec. 31, 2017 USD ($)	Mar. 31, 2018 USD ($)
Finance receivables
Number of extended payments | payment		4
Extended payment term		56 days
Gross loan receivables subject to repayment plans		$ 135	$ 184
Total Finance receivables at the end of the period	$ 80,155	89,808	$ 113,368	$ 88,975
Short-term consumer loans
Finance receivables
Total Finance receivables at the end of the period	51,283	53,779
Medium-term consumer loans
Finance receivables
Total Finance receivables at the end of the period	$ 28,872	36,029
Medium term loans up to one year
Finance receivables
Maturity period of loan, for loan balances to be charged-off when accounts are past due by stipulated period	1 year
Period of past due when accounts are required to be charged-off	60 days
Medium term loans greater than one year
Finance receivables
Maturity period of loan, for loan balances to be charged-off when accounts are past due by stipulated period	1 year
Minimum | Secured short term loan
Finance receivables
Period of past due when accounts are required to be charged-off	30 days
Maximum | Secured short term loan
Finance receivables
Period of past due when accounts are required to be charged-off	60 days
Maximum | Medium term loans greater than one year
Finance receivables
Period of past due when accounts are required to be charged-off	91 days
Consumer Borrower
Finance receivables
Total Finance receivables at the end of the period	$ 80,155	89,808
Consumer Borrower | Short-term consumer loans
Finance receivables
Total Finance receivables at the end of the period		$ 53,779		52,115
Consumer Borrower | Secured short term loan
Finance receivables
Fee per $.1 borrowed (as a percent)	13.40%	12.80%	14.50%
Consumer Borrower | Unsecured short term loan
Finance receivables
Interest rate on loan products (as a percent)	25.00%	25.00%
Consumer Borrower | Medium-term consumer loans
Finance receivables
Total Finance receivables at the end of the period		$ 36,029		$ 36,860
Consumer Borrower | Secured Medium Term Loan
Finance receivables
Maturity period of promissory note	90 days
Fee per $.1 borrowed (as a percent)	14.60%	13.70%	12.60%
Consumer Borrower | Medium term loans up to one year
Finance receivables
Maturity period of loan, for loan balances to be charged-off when accounts are past due by stipulated period		1 year
Period of past due when accounts are required to be charged-off		60 days
Consumer Borrower | Medium term loans greater than one year
Finance receivables
Maturity period of loan, for loan balances to be charged-off when accounts are past due by stipulated period		1 year
Consumer Borrower | Minimum | Secured short term loan
Finance receivables
Maturity period of promissory note	90 days
Consumer Borrower | Minimum | Unsecured short term loan
Finance receivables
Consumer loan products	$ 100	$ 100
Maturity period of promissory note	14 days	14 days
Fee per $.1 borrowed (as a percent)	15.00%	15.00%
Consumer Borrower | Minimum | Medium-term consumer loans
Finance receivables
Maturity period of promissory note	90 days	90 days
Consumer Borrower | Minimum | Unsecured Medium Term Loan
Finance receivables
Consumer loan products	$ 100	$ 100
Maturity period of promissory note	3 months	3 months
Consumer Borrower | Minimum | Secured Medium Term Loan
Finance receivables
Maturity period of promissory note		90 days
Consumer Borrower | Maximum | Short-term consumer loans
Finance receivables
Maturity period of promissory note	90 days	90 days
Consumer Borrower | Maximum | Secured short term loan
Finance receivables
Maturity period of promissory note		90 days
Consumer Borrower | Maximum | Unsecured short term loan
Finance receivables
Consumer loan products	$ 1,000	$ 1,000
Maturity period of promissory note	30 days	30 days
Fee per $.1 borrowed (as a percent)	20.00%	20.00%
Consumer Borrower | Maximum | Medium-term consumer loans
Finance receivables
Maturity period of promissory note	36 months	36 months
Consumer Borrower | Maximum | Unsecured Medium Term Loan
Finance receivables
Consumer loan products	$ 5,000	$ 5,000
Maturity period of promissory note	36 months	36 months
Consumer Borrower | Maximum | Medium term loans greater than one year
Finance receivables
Period of past due when accounts are required to be charged-off		91 days